Note 2 - Allowance For Loan Losses: Past Due Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2019
Tables/Schedules
Past Due Financing Receivables

March 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 17,237,680	$ 9,466,855	$ 20,106,443	$ 46,810,978
Real Estate Loans	979,280	343,214	1,188,247	2,510,741
Sales Finance Contracts	942,058	428,392	1,325,438	2,695,888
Total	$ 19,159,018	$ 10,238,461	$ 22,620,128	$ 52,017,607

December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 17,186,773	$ 9,540,549	$ 20,260,825	$ 46,988,147
Real Estate Loans	762,705	329,915	1,142,368	2,234,988
Sales Finance Contracts	1,197,338	572,552	1,193,146	2,963,036
Total	$ 19,146,816	$ 10,443,016	$ 22,596,339	$ 52,186,171